Expense Example - Nicholas Crypto Income ETF [Member]	Jun. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	$ 328